Annual Total Returns - Fidelity Emerging Markets Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-18 - Fidelity Emerging Markets Fund - Fidelity Emerging Markets Fund-Retail Class	Dec. 30, 2020
Bar Chart Table:
Annual Return 2011	(21.04%)
Annual Return 2012	14.64%
Annual Return 2013	3.87%
Annual Return 2014	1.60%
Annual Return 2015	(10.09%)
Annual Return 2016	3.25%
Annual Return 2017	47.67%
Annual Return 2018	(18.02%)
Annual Return 2019	33.65%
Annual Return 2020	32.54%